Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases Operating [Abstract]
Summary of Components of Lease Expense

The components of lease expense for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating lease cost	23,357	45,339	72,020
Lease cost for leases with terms less than one year	3,183	10,451	26,684
Total lease cost	26,540	55,790	98,704

Summary of Maturity Analysis

The following is a maturity analysis as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
2020	45,937	-
2021	17,114	81,421
2022	6,708	69,726
2023	790	38,476
2024	-	14,807
2025	-	7,176
Less: imputed interest	(6,115)	(24,090)
Total	64,434	187,516

Schedule of Lease Terms and Discount Rates

The following table provides a summary of the Group's lease terms and discount rates for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2018	2019	2020
Weighted average remaining lease term (years)	2.14	1.88	3.04
Weighted average discount rate (percentage)	4.94	6.29	8.58

Summary of Supplemental Information Related to Group's Operating Leases

Supplemental information related to the Group's operating leases for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cash paid for operating leases	29,995	46,990	70,458